Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 1,302	SFr 1,062	SFr 1,052	SFr 2,364	SFr 2,106
Current and deferred taxes
Deferred income tax expense				212	446
Income tax expense	365	313	398	678	760
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	SFr 286
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr (24)
Other non-deductible expenses	61
of which non-deductible interest expenses	54
of which contingency accrual relating to non-deductible interest expense	60
Lower taxed income	(30)
of which tax benefit in respect to non-taxable dividend income	(17)
of which tax benefit related non-taxable life insurance income	(12)
Changes in deferred tax valuation allowance	8
(Windfall tax benefits)/shortfall tax charges on share-based compensation	33
Other	31
of which tax expense relating to non-recoverable foreign and withholding taxes	26
of which tax (benefit)/charge from the impact of prior year adjustments	7
of which tax expense from own-credit revaluation gains	15
of which tax impact of transitional adjustments arising from adoption of new accounting standards	36
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT)	30
of which tax impact of the reversalof previously unrecognized tax benefits	12
Income tax expense	365	SFr 313	398	678	760
Switzerland
Increase/(decrease) in income taxes resulting from:
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	(41)
UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	(30)
US, UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	38
Bank
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	1,270		977	2,261	1,887
Current and deferred taxes
Deferred income tax expense				241	325
Income tax expense	339		330	701	629
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%				SFr 497
Swiss statutory rate (as a percent)				22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount				SFr (22)
Other non-deductible expenses				146
of which non-deductible interest expenses				123
of which non-deductible provision accruals				13
of which contingency accrual relating to non-deductible interest expense				60
Lower taxed income				(47)
of which tax benefit in respect to non-taxable dividend income				(23)
of which tax benefit related non-taxable life insurance income				(24)
Changes in deferred tax valuation allowance				(24)
(Windfall tax benefits)/shortfall tax charges on share-based compensation				33
Other				118
of which tax expense relating to non-recoverable foreign and withholding taxes				26
of which tax (benefit)/charge from the impact of prior year adjustments				14
of which tax impact of transitional adjustments arising from adoption of new accounting standards				62
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT)				51
of which tax impact of the reversalof previously unrecognized tax benefits				12
Income tax expense	SFr 339		SFr 330	701	SFr 629
Bank | Switzerland
Increase/(decrease) in income taxes resulting from:
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability				44
Bank | UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				(61)
Bank | US and UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				SFr 37